Cost of Sales - Disclosure of Cost of Sale (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of cost of sales [line items]
Inventories at the beginning of the year	$ 11,543,920	$ 13,027,497	$ 12,891,539
Finished products	711,003	927,973	1,146,634
Products in progress	1,358,417	2,897,582	2,825,951
Raw materials, materials, fuel and spare parts	9,474,500	9,201,942	8,918,954
Purchases and production expenses for the year	50,621,503	42,329,312	52,522,001
Inventories at the end of the year	(11,781,302)	(11,543,920)	(13,027,497)
Cost of sales	50,384,121	43,812,889	52,386,043
Cost of sales [member]
Disclosure of cost of sales [line items]
Finished products	(595,160)	(711,003)	(927,973)
Products in progress	(2,005,445)	(1,358,417)	(2,897,583)
Raw materials, materials, fuel and spare parts	(9,180,697)	(9,474,500)	(9,201,941)
Cost of sales	$ 50,384,121	$ 43,812,889	$ 52,386,043